Debt (Tables)	12 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
Schedule of Debt

			November 30,
(in millions)	Maturity	Rate (a)	2020	2019
Secured Debt
Notes
Notes	Apr 2023	11.5%	$4,000	$—
Notes	Feb 2026	10.5%	775	—
EUR Notes	Feb 2026	10.1%	508	—
Notes (c)	Jun 2027	7.9%	192	192
Notes	Aug 2027	9.9%	900	—
Bank Loans
EUR fixed rate (c)	Jul 2024 - May 2025	5.5 - 6.2%	136	154
Floating rate	Jun 2025	LIBOR + 7.5%	1,855	—
EUR floating rate (c)	Jun 2025 - Oct 2026	EURIBOR + 2.7 - 7.5%	1,026	77
Total Secured Debt			9,393	423
Unsecured Debt
Revolver
Facility (expires Aug 2024)	(b)	LIBOR + 0.6%	3,083	—
Notes
Notes	Oct 2020	4.0%	—	700
EUR Notes	Feb 2021	1.6%	429	550
EUR Notes	Nov 2022	1.9%	658	605
Convertible Notes	Apr 2023	5.8%	537	—
Notes	Oct 2023	7.2%	125	125
Notes	Mar 2026	7.6%	1,450	—
EUR Notes	Mar 2026	7.6%	598	—
Notes	Jan 2028	6.7%	200	200
EUR Notes	Oct 2029	1.0%	718	660
Bank Loans

EUR fixed rate	Mar 2021 - Sep 2021	0.3 - 3.9%	32	221
EUR floating rate	Mar 2021 - Apr 2023	EURIBOR + 0.3 - 4.8%	1,860	1,596
Floating rate	Jul 2024 - Sep 2024	LIBOR + 3.8%	300	300
GBP floating rate	Aug 2021 - Feb 2025	GBP LIBOR + 0.8 - 0.9%	881	854
Export Credit Facilities
EUR floating rate	Mar 2021 - Oct 2032	EURIBOR + 0.2 - 1.5%	1,891	963
EUR fixed rate	Feb 2031 - Sep 2032	1.1%	1,159	545
Fixed rate	Aug 2027 - Oct 2031	2.4 - 3.4%	3,131	3,485
Floating rate	Feb 2022 - Dec 2031	LIBOR + 0.5 - 1.5%	1,138	174
Commercial Paper
EUR floating rate commercial paper	—	—%	—	231
Total Unsecured Debt			18,188	11,211
Total Debt			27,581	11,634
Less: unamortized debt issuance costs			(624)	(131)
Total Debt, net of unamortized debt issuance costs			26,957	11,503
Less: short-term borrowings			(3,084)	(231)
Less: current portion of long-term debt			(1,742)	(1,596)
Long-Term Debt			$22,130	$9,675
The net carrying value of the liability component of the Convertible Notes was as follows:

(in millions)	November 30, 2020
Principal	$537
Less: Unamortized debt discount and transaction costs	(76)
$461

The interest expense recognized related to the Convertible Notes was as follows:

(in millions)	Year Ended November 30, 2020
Contractual interest expense	$58
Amortization of debt discount and transaction costs	$50
$109

Schedule of Annual Maturities of Debt
The scheduled maturities of our debt are as follows:

	November 30, 2020	2021
(in millions)	Rate (a)	1Q	2Q	3Q	4Q	2022	2023	2024	2025	Thereafter
Secured Debt
Notes
Notes	11.5%	$—	$—	$—	$—	$—	$4,000	$—	$—	$—
Notes	10.5%	—	—	—	—	—	—	—	—	775
EUR Notes	10.1%	—	—	—	—	—	—	—	—	508
Notes (c)	7.9%	—	—	—	—	—	—	—	—	192
Notes	9.9%	—	—	—	—	—	—	—	—	900
Bank Loans
EUR fixed rate (c)	5.5 - 6.2%	8	8	8	8	32	32	32	8	—
Floating rate	LIBOR + 7.5%	5	5	5	5	19	19	19	1,781	—
EUR floating rate (c)	EURIBOR + 2.7 - 7.5%	2	8	2	8	22	22	22	928	12
Total Secured Debt		15	21	15	21	72	4,072	72	2,717	2,387
Unsecured Debt
Revolver
Facility (expires Aug 2024)	LIBOR + 0.6%	—	—	—	—	—	—	3,083	—	—
Notes
EUR Notes	1.6%	429	—	—	—	—	—	—	—	—
EUR Notes	1.9%	—	—	—	—	658	—	—	—	—
Convertible Notes	5.8%	—	—	—	—	—	537	—	—	—
Notes	7.2%	—	—	—	—	—	125	—	—	—
Notes	7.6%	—	—	—	—	—	—	—	—	1,450
EUR Notes	7.6%	—	—	—	—	—	—	—	—	598
Notes	6.7%	—	—	—	—	—	—	—	—	200
EUR Notes	1.0%	—	—	—	—	—	—	—	—	718
Bank Loans
EUR fixed rate	0.3 - 3.9%	—	17	—	15	—	—	—	—	—
EUR floating rate	EURIBOR + 0.3 - 4.8%	—	179	—	—	1,053	628	—	—	—
Floating rate	LIBOR + 3.8%	—	—	—	—	—	—	300	—	—
GBP floating rate	GBP LIBOR + 0.8 - 0.9%	40	—	375	—	—	—	93	373	—
Export Credit Facilities
EUR floating rate	EURIBOR + 0.2 - 1.5%	—	24	49	124	333	306	277	200	629
EUR fixed rate	1.1%	—	—	26	26	103	103	103	103	644
Fixed rate	2.4 - 3.4%	—	74	36	98	291	332	332	332	1,576
Floating rate	LIBOR + 0.5 - 1.5%	16	35	68	41	194	152	152	92	446
Total Unsecured Debt		485	330	553	304	2,631	2,183	4,340	1,100	6,261
Total Debt		$500	$351	$568	$325	$2,703	$6,255	$4,412	$3,818	$8,648

(a)Certain of the EURIBOR and LIBOR based loans have 0% or 1% floors, respectively.
(b)As of November 30, 2020, we had a $3.1 billion ($1.7 billion, €1.0 billion and £150 million) multi-currency revolving credit facility (the “Revolving Facility”) that was drawn in March 2020 for an initial term of six months. The maturities for these borrowings were extended in September 2020 for an additional six months through March 2021. We may re-borrow such amounts through August 2024 subject to satisfaction of the conditions in the facility. The Revolving Facility also includes an emissions linked margin adjustment whereby, after the initial applicable margin is set per the margin pricing grid, the margin may be adjusted based on performance in achieving certain agreed annual carbon emissions goals. We are required to pay a commitment fee on any undrawn portion.
(c)In 2019, these notes and bank loans were unsecured.